Significant Transaction (Details)									12 Months Ended
	Jan. 15, 2025 USD ($)	Aug. 15, 2024 CNY (¥)	Aug. 15, 2024 USD ($)	Jun. 28, 2024 USD ($) $ / shares	Mar. 20, 2024 USD ($)	Mar. 07, 2024 USD ($)	Mar. 30, 2023 CNY (¥)	Mar. 30, 2023 USD ($)	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2026 shares	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 15, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 $ / shares	Sep. 28, 2022 shares
Significant Transaction [Line Items]
Outstanding shares percentage							100.00%	100.00%
Percentage of exempted holding.							10.00%	10.00%
Contractual term							10 years	10 years
Cash | ¥									¥ 588,493		¥ 498,423
Ordinary shares issued (in Shares) | shares									33,243,582		33,243,582			33,243,582		33,243,582
Ordinary shares issued value | ¥									¥ 9,733		¥ 9,733
Share capital									742	$ 108
Additional paid-in capital | ¥									¥ 1,818,421,338		1,807,715,296
Annual revenue percentage									3.00%					3.00%
Volume weighted average price									85.00%					85.00%
Divided										$ 35,000,000
Divided percentage									85.00%	85.00%
Amount due to related parties							¥ 66,130,560	$ 9,600,000
Forfeiture feature									¥ 6,544,170	$ 950,000
Intangible asset									26,624,439	3,865,000
Additional paid-in capital									91,859,481					$ 13,335,000
Legal fees									9,743,037	1,414,371
Fair value of Deferred Contingent consideration									16,941,248		26,106,460			2,383,607		$ 3,700,000
Cash consideration		¥ 28,755,632	$ 4,050,146						78,284,821	10,979,203
Non-cash effect of disposal of popeyes china (in Yuan Renminbi) | ¥									17,764,115
Gain of disposal amount									73,109,395	10,257,280
Carrying amount of proceeds (in Yuan Renminbi) | ¥									1,441,722
Convertible note amount | ¥									938,562,791		420,712,380
Loss of debt extinguishment | ¥									(10,657,161)
Fair value of derivative
Fair value									180,024,384					$ 25,343,967
Voting share par value | $ / shares														$ 3.45			$ 9.3
Proceeds from issuance | ¥									142,536,000
Common Stock [Member]
Significant Transaction [Line Items]
Ordinary shares issued (in Shares) | shares																		40,000
Ordinary shares issued value									¥ 265,555,530					$ 38,550,000
PLKC International Limited [Member]
Significant Transaction [Line Items]
Purchase agreement equity interest									100.00%					100.00%
Tim Hortons Restaurants International GmbH (THRI)
Significant Transaction [Line Items]
Legal fees			774,854						¥ 128,847,299	18,079,264
Other transaction costs															$ 175,000
TDL Group Corp [Member]
Significant Transaction [Line Items]
Legal fees | ¥		5,429,712
Other transaction costs		¥ 1,226,295							2,558,664					$ 360,000
Forecast [Member] | Common Stock [Member]
Significant Transaction [Line Items]
Ordinary shares issued (in Shares) | shares													286,664
Series A Convertible Notes [Member]
Significant Transaction [Line Items]
Principal amount				$ 20,000,000											$ 5,000,000
Proceeds from issuance
Series A-1 Convertible Note [Member]
Significant Transaction [Line Items]
Principal amount				$ 741,340										100
Convertible Notes [Member]
Significant Transaction [Line Items]
Outstanding principal and interest					$ 20,741,340	$ 20,741,340
1st Tranche [Member] | Series A-2 Convertible Note [Member]
Significant Transaction [Line Items]
Principal amount			5,000,000
Popeyes Disposal [Member]
Significant Transaction [Line Items]
Loss of debt extinguishment									8,121,832	1,142,729
Pangaea Three Acquisition Holdings IV, Limited [Member] | Series A Convertible Notes [Member]
Significant Transaction [Line Items]
Principal amount									71,268,000					10,000,000
Pangaea Three Acquisition Holdings IV, Limited [Member] | Series A-1 Convertible Note [Member]
Significant Transaction [Line Items]
Principal amount														741,340
Pangaea Two Acquisition Holdings XXIIA Limited [Member] | Series A Convertible Notes [Member]
Significant Transaction [Line Items]
Principal amount									71,268,000					$ 147,819,389
Issuance of Convertible Notes to Cartesian [Member]
Significant Transaction [Line Items]
Loss of debt extinguishment									¥ 2,535,329	356,718
Tim Hortons Restaurants International GmbH (THRI)
Significant Transaction [Line Items]
Voting share par value | $ / shares														$ 0.0000469793497033866
Holdings IV [Member] | Common Stock [Member]
Significant Transaction [Line Items]
Ordinary shares issued (in Shares) | shares									2,293,315					2,293,315
Due to Related Parties [Member]
Significant Transaction [Line Items]
Fair value of Deferred Contingent consideration														$ 15,000,000
PLKC HK International Limited [Member]
Significant Transaction [Line Items]
Percentage of exempted holding.							90.00%	90.00%
Popeyes China Franchisee [Member]
Significant Transaction [Line Items]
Contractual term							20 years	20 years
TH International Limited [Member]
Significant Transaction [Line Items]
Cash									¥ 206,658,000					30,000,000
Holdings IV [Member]
Significant Transaction [Line Items]
Additional paid-in capital									¥ 265,554,788					$ 38,549,892
Holdings IV [Member] | Common Stock [Member]
Significant Transaction [Line Items]
Ordinary shares issued (in Shares) | shares									2,063,984					2,063,984
PLK [Member]
Significant Transaction [Line Items]
Cash									¥ 206,658,000					$ 30,000,000
Forfeiture feature									¥ 325,141,920	47,200,000
PLK [Member] | Common Stock [Member]
Significant Transaction [Line Items]
Ordinary shares issued (in Shares) | shares									229,331					229,331
PLK APAC Pte. Ltd.[Member]
Significant Transaction [Line Items]
Fair value of Deferred Contingent consideration									¥ 11,174,350					$ 1,568,361
Cartesian DCC [Member]
Significant Transaction [Line Items]
Fair value of Deferred Contingent consideration									100,569,154					14,115,246
Tim Hortons Restaurants International GmbH (THRI)
Significant Transaction [Line Items]
Cash consideration									11,123,053	1,560,836
Gain of disposal amount									2,444,711	343,967
Tim Hortons Restaurants International GmbH (THRI) | Series A-2 Convertible Note [Member]
Significant Transaction [Line Items]
Principal amount									177,579,673	25,000,000
Series A-1 Convertible Note [Member] | Popeyes Disposal [Member]
Significant Transaction [Line Items]
Convertible note amount									¥ 108,740,538					$ 15,257,975
Series A Convertible Notes [Member] | Convertible Notes [Member]
Significant Transaction [Line Items]
Cash consideration										$ 20,000,000
Series A-2 Convertible Note [Member] | Tim Hortons Restaurants International GmbH (THRI)
Significant Transaction [Line Items]
Cash consideration			$ 5,000,000
Series A-2 Convertible Note [Member] | Subsequent Event [Member]
Significant Transaction [Line Items]
Cash consideration	$ 5,000,000
Class A Special Voting Share [Member] | Tim Hortons Restaurants International GmbH (THRI)
Significant Transaction [Line Items]
Voting share par value | $ / shares				$ 0.0000469793497033866
Series A-2 Convertible Preferred Share [Member] | Tim Hortons Restaurants International GmbH (THRI)
Significant Transaction [Line Items]
Voting share par value | (per share)									¥ 713					$ 99.99